DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2015
DOCUMENT AND ENTITY INFORMATION [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Entity Registrant Name	Foamix Pharmaceuticals Ltd.
Entity Central Index Key	0001606645
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Entity Filer Category	Non-accelerated Filer